Document And Entity Information	6 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	PARANOVUS ENTERTAINMENT TECHNOLOGY LIMITED
Document Type	6-K
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity Central Index Key	0001751876
Document Period End Date	Sep. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity File Number	001-39098